BORROWINGS - Principal repayments (Details) - USD ($) $ in Millions	Dec. 31, 2025	May 26, 2025	Dec. 31, 2024
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 7,844	$ 950	$ 8,490
principal repayments
Disclosure of detailed information about borrowings [line items]
Borrowings	8,053
principal repayments | 2026
Disclosure of detailed information about borrowings [line items]
Borrowings	125
principal repayments | 2027
Disclosure of detailed information about borrowings [line items]
Borrowings	292
principal repayments | 2028
Disclosure of detailed information about borrowings [line items]
Borrowings	157
principal repayments | 2029
Disclosure of detailed information about borrowings [line items]
Borrowings	5,970
principal repayments | 2030
Disclosure of detailed information about borrowings [line items]
Borrowings	457
principal repayments | Thereafter
Disclosure of detailed information about borrowings [line items]
Borrowings	1,052
Deferred financing costs and other accounting adjustments
Disclosure of detailed information about borrowings [line items]
Borrowings	$ (209)